Advisory Portfolios Prospectus Supplement

April 27, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated April 27, 2006 to the Advisory Portfolios Prospectus dated January 30, 2006

Advisory Foreign Fixed Income Portfolio

The first two sentences of the section of the Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in fixed income securities of government and corporate issuers in countries other than the United States, including emerging market countries. The Portfolio invests in both investment grade and high yield securities rated B or BB (commonly referred to as “junk bonds”).

The last sentence of the seventh paragraph of the section of the Prospectus titled “Principal Risks” is hereby deleted and replaced with the following:

The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment would cause the Portfolio’s overall value to decline to a greater degree.

Please retain this supplement for future reference.

IFTADVSPT 4/06

Advisory Portfolios Prospectus Supplement

April 27, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated April 27, 2006 to the Advisory Portfolios Prospectus dated January 30, 2006

Advisory Foreign Fixed Income II Portfolio

The first sentence of the section of the Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including issuers located in emerging markets.

The last sentence of the fifth paragraph of the section of the Prospectus titled “Principal Risks” is hereby deleted and replaced with the following:

The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment would cause the Portfolio’s overall value to decline to a greater degree.

Please retain this supplement for future reference.

IFTADVSPT 4/06